EARNINGS/(LOSS) PER SHARE (Schedule of Earning Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net loss from continuing operations attributable to China Digital TV Holding Co., Ltd	$ (7,226)	$ (14,627)	$ (15,827)
Net income from discontinued operations attributable to China Digital TV Holding Co., Ltd	52,644	16,155	36,717
Net income attributable to China Digital TV Holding Co., Ltd., basic and diluted	$ 45,418	$ 1,528	$ 20,890
Denominator:
Weighted average shares outstanding, basic and diluted	60,199,096	59,968,346	59,369,708
Earnings/(loss) per share - basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$ (0.12)	$ (0.24)	$ (0.27)
Net income from discontinued operations attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	0.87	0.27	0.62
Net income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$ 0.75	$ 0.03	$ 0.35